Investments (Details) - USD ($)				3 Months Ended	12 Months Ended
	Jan. 15, 2018	Jul. 17, 2017	Jul. 13, 2017	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments (Textual)
Investments				$ 403,248
Percentage of voting cost method investment				20.00%
Shares issued of common stock, value					$ 1,672,774	$ 5,000,275
Class A common stock [Member ]
Investments (Textual)
Shares issued of common stock	45,974				23,810
Shares issued of common stock, value					$ 100,002
Share price					$ 4.20
Stock split of mass roots	Each one share of common stock was exchanged for 1.93 shares of common stock.
Cannaregs [Member]
Investments (Textual)
Principal amount of note			$ 300,000
Note bears interest rate			5.00%
Maturity date of note			Dec. 19, 2019
Financing excess of notes			$ 2,000,000
Description of debt conversion			a) 90% of the price paid per equity security or b) a price reflecting a valuation cap of $4,500,000.
Debt conversion shares issued		430,622
Debt conversion instrument, rate		4.31%
DDDigtal [Member]
Investments (Textual)
Stock split of mass roots

The Company’s common stock (or a fraction thereof), based upon an exchange ratio equal to approximately 5.273-for-1, such that 1 share of the Company’s common stock was issued for every 5.273 shares of DDDigtal’s common stock.